Creditors amounts falling due within one year (Details) - Summary of creditors current - GBP (£)	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Accounts Payable and Accrued Liabilities, Current [Abstract]
Subordinated shareholder loan	£ 39,767,149
Bank loans and overdrafts	10,373,499	£ 10,323,187		£ 68,394
Deferred consideration payable on acquisition	0	179,122		877,492
Trade creditors	4,380,595	2,175,401		1,827,030
Amounts owed to undertakings in which the company has a participating interest	827,158	749,005		219,998
Accruals and deferred income	19,579,527	23,950,275		9,598,521
Corporation tax	1,597,124	452,484		811,054
Social security and other taxes	2,578,099	1,001,918		1,705,021
Liability for cash-settled share-based payments	10,761,130		£ 0
Obligations under finance leases and hire purchase contracts		127,174		240,336
Other creditors	1,814,169	1,945,286		1,319,322
Total	£ 91,678,450	£ 40,903,852		£ 16,667,168